Basis of Presentaion, Going Concern and Summary of Significant Accounting Policies (10K) (Details Narrative) - USD ($)			12 Months Ended
	Jun. 02, 2015	Apr. 22, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents
FDIC insured
Capital contribution			$ 1,000	$ 1,000
Equity ownership interest rate percentage			100.00%	100.00%
Robert L. Elliott, M.D [Member]
Capital contribution	$ 500	$ 600	$ 500	$ 500
Equity ownership interest rate percentage	50.00%	60.00%	50.00%	50.00%
Jonathan F Head [Member]
Capital contribution	$ 500	$ 400	$ 500	$ 500
Equity ownership interest rate percentage	50.00%	40.00%	50.00%	50.00%